Morgan, Lewis & Bockius

1111 Pennsylvania Avenue, NW

Washington, DC 20004

September 2, 2008

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nuveen Municipal Trust (File Nos. 333-14725 and 811-07873)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Municipal Trust (the “Trust”) that the forms of Prospectuses and Statement of Additional Information dated August 28, 2008 that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those filed as part of Post Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, filed electronically with the SEC via EDGAR Accession No. 0001193125-08-186762 on August 28, 2008.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ W. John McGuire
W. John McGuire